Investee Companies and Other Investments (Details)																	1 Months Ended	12 Months Ended
	Mar. 29, 2026 ILS (₪)	Dec. 02, 2025 ILS (₪)	Sep. 14, 2025	Jul. 22, 2025 EUR (€)	Apr. 30, 2025 EUR (€)	Apr. 30, 2025 ILS (₪)	Feb. 17, 2025 EUR (€)	Nov. 14, 2024 USD ($)	Sep. 02, 2024 ILS (₪)	May 28, 2024 EUR (€)	Dec. 01, 2020 USD ($)	Nov. 22, 2020 EUR (€)	Nov. 22, 2020 ILS (₪)	Jun. 30, 2018	Jan. 01, 2013 USD ($)	Jan. 01, 2013 ILS (₪)	Nov. 30, 2010	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ILS (₪) ₪ / shares shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Jul. 22, 2025 ILS (₪)	Jan. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Jun. 30, 2024	Feb. 29, 2024	Apr. 01, 2023	Feb. 01, 2023	Jan. 01, 2023	Dec. 31, 2021 EUR (€)	Mar. 12, 2019
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																		33.75%	33.75%	33.75%
Aggregate amount																		€ 8,357,000		₪ 31,300,000
Percentage of production increase																																						0.70%
Average production decrease percentage																																		22.00%
Private electricity amount												€ 88,000,000	₪ 330,000,000
Shares outstanding percentage															80.00%	80.00%
Expense payment (in New Shekels)																₪ 20,000,000
Expenses percentage															20.00%	20.00%
Additional payment (in Dollars) | $															$ 35,000,000
Construction agreement amount																						$ 94,375,000	₪ 338,000,000
Depreciated cost (in New Shekels)																							194,400,000
Interest and linkage amount																																$ 35,000,000	₪ 127,000,000
General and administrative expenses (in New Shekels)																							9,500,000
(in New Shekels)																		583,000	$ 685,000		€ (623,000)			€ 912,000
Tax profit value																					€ 5,300,000		20,000,000
Amounts received percentage																					18.00%											18.00%	18.00%
Share premium																		€ 96,585,000			€ 86,271,000							$ 113,404,000
Purchase percentage	5.00%
Project cost (in New Shekels)	₪ 4,600,000,000
Project cost percentage	20.00%
Recognized as gain																		14,371	14,371	14,371
Dividend distribution (in New Shekels)									₪ 9,400,000
Directors approved value																						4,250,000	8,500,000
Received an amount (in New Shekels)		₪ 67,500,000
Aggregate purchase price																														₪ 418,100,000
Loan amount																		€ 45,000,000											₪ 44,990,000
Annual interest																		4.50%	4.50%	4.50%
Shareholders loans																				₪ 40,000,000
Future payments (in New Shekels)																													65,000,000
Repayment of loan (in New Shekels)																				₪ 17,000,000
Loan, percentage																		50.00%	50.00%	50.00%
Weighted average cost of capital																		7.00%	7.00%	7.00%
Remaining term of the existing license																		7.50%	7.50%	7.50%
Corporate income tax rate																		23.00%	23.00%	23.00%
Cost of equity percentage																		11.00%	11.00%	11.00%
Acquired dorad shares																		€ 28,730,000		₪ 112,800,000
Escrow agent amount																		€ 105,500,000		₪ 414,100,000
Percentage of guarantee deposit						25.00%
Withdrew amount					€ 16,000,000	₪ 60,000,000
Originally valid period																		72 years	72 years	72 years
Extended period																		16 years	16 years	16 years
Validity period																		72 years	72 years	72 years
Extended additional period																		12 years	12 years	12 years
Forfeiture of license guarantee																		40.00%	40.00%	40.00%
License guarantee value																		€ 1,095,000		₪ 4,100,000
Financing income in connection with derivatives and warrants, net																		26,317,000	$ 30,899,000		23,286,000			12,555,000
Equity guarantee aggregate amount																		3,692,000											13,830,000
Additional equity																		€ 12,280,000											₪ 46,000,000
Construction period																		62 years 6 months	62 years 6 months	62 years 6 months
Additional amount of credit line (in Euro) | €																		€ 25,000,000
Minority interest, percentage																		49.00%	49.00%	49.00%
Transaction reserve with non-controlling Interests																		€ 14,757,000			5,697,000							$ 17,327,000
Number of ordinary shares covered by warrants (in Shares) | shares																		474,000	474,000	474,000
Exercise price of warrants issued | (per share)																		€ 18.6		₪ 69.7
Market price per share | (per share)																		€ 21.3		₪ 80
Fine fee (in Euro) | €							€ 1,504,875
Profit and loss in connection with the potential (in Euro) | €							515,000
Reduced the Provision (in Euro) | €							€ 50,000
Green gas production capacity (in Dollars) | $											$ 9,500,000
Process of obtaining licenses to increase production capacity (in Dollars) | $																			$ 24,000,000
Discounted after tax rate																		7.60%	7.60%	7.60%
Electrical energy again tax percentage																		7.00%										7.00%	7.00%
Net consideration paid																								€ 10,600,000	₪ 42,600,000
Expected sale																		€ 10,000,000										$ 11,800,000
Operating profit percentage																		100.00%										100.00%	100.00%
Deferred income related to tax credits (in Euro) | €																		€ 2,100,000
Other income (in Euro) | €																		€ 1,700,000
Fixed interest rate [member]
Investee Companies and Other Investments [Line Items]
Fixed annual interest rate																										6.05%														3.00%
Bottom of range [member]
Investee Companies and Other Investments [Line Items]
Original arbitration (in Dollars) | $								$ 100,000,000
(in New Shekels)																							215,600,000
shareholders dividend (in New Shekels)									3,800,000
Annual interest																		(0.50%)	(0.50%)	(0.50%)
Short-term loan amount (in New Shekels)						60,000,000
Percentage of variable annual interest rate																		0.50%	0.50%	0.50%
Company utilized credit line (in Euro) | €																		€ 32,000,000
Bottom of range [member] | Fixed interest rate [member]
Investee Companies and Other Investments [Line Items]
Fixed annual interest rate																		5.00%										5.00%	5.00%
Top of range [member]
Investee Companies and Other Investments [Line Items]
Original arbitration (in Dollars) | $								$ 94,375,000
(in New Shekels)																							₪ 280,000,000
shareholders dividend (in New Shekels)									₪ 7,600,000
Annual interest																		0.50%	0.50%	0.50%
Short-term loan amount (in New Shekels)						₪ 210,000,000
Percentage of variable annual interest rate																		6.00%	6.00%	6.00%
Company utilized credit line (in Euro) | €																		€ 110,000,000
Dorad’s shareholders [Member]
Investee Companies and Other Investments [Line Items]
Expense payment (in New Shekels)																₪ 10,000,000
Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage																		15.00%	15.00%	15.00%
Fixed annual interest rate																		8.10%										8.10%	8.10%
Corporate income tax rate																		23.00%	23.00%	23.00%
Amount of acquisition | $																			$ 4,400,000,000
Ellomay Luzon Energy [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Purchase of shares | €																		€ 8,000,000
Zorlu and Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage																		15.00%	15.00%	15.00%
Groen Gas Gelderland B.V [Member]
Investee Companies and Other Investments [Line Items]
Green gas production capacity (in Dollars) | $											$ 7,500,000
Talasol Solar S.L.U [Member]
Investee Companies and Other Investments [Line Items]
Investment percentage																		24.50%	24.50%	24.50%
Swap output percentage														80.00%
Plant for a period														10 years
Talasol [Member]
Investee Companies and Other Investments [Line Items]
Interest and linkage amount | €																																							€ 175,000,000
Loan Agreement [Member]
Investee Companies and Other Investments [Line Items]
Loan amount | €																		€ 18,000,000
Clal [Member]
Investee Companies and Other Investments [Line Items]
Aggregate investment (in Euro) | €																		€ 52,000,000
Minority interest, percentage																		49.00%	49.00%	49.00%
Transaction reserve with non-controlling Interests																		€ 9,100,000										$ 900,000
Net of Taxes in the Amount (in Dollars) | $																			$ 900,000
Talasol Solar S.L.U [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																		51.00%	51.00%	51.00%
Share premium																					€ 1,300,000												₪ 5
Aggregate purchase price | €				€ 106,500,000
Manara PSP [Member]
Investee Companies and Other Investments [Line Items]
Aggregate amount																		€ 317,000,000		₪ 1,270,000,000
Amount of acquisition																		7,366,000		27,590,000
Additional amount																		105,000,000		392,000,000
Manara PSP [Member] | Manara Psp Epc Agreement [Member]
Investee Companies and Other Investments [Line Items]
Aggregate consideration amount																		300,000,000		₪ 1,130,000,000
Ellomay PS [Member]
Investee Companies and Other Investments [Line Items]
Loan amount | €																		94,100,000
Equity guarantee aggregate amount																		3,331,000											₪ 12,500,000
Bio-Gas Plants [Member]
Investee Companies and Other Investments [Line Items]
Process of obtaining licenses to increase production capacity (in Dollars) | $																			$ 16,000,000
Manara PSP [Member]
Investee Companies and Other Investments [Line Items]
Loan amount																													353,000,000
Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Loan amount | €																		€ 45,000,000
Ellomay Luzon Energy [Member] | EL Loan Agreement [Member]
Investee Companies and Other Investments [Line Items]
Loan amount																													175,000,000
Ellomay Luzon Energy [Member] | First Loan [Member]
Investee Companies and Other Investments [Line Items]
Loan amount																													₪ 175,000,000
Ellomay Solar Project [Member]
Investee Companies and Other Investments [Line Items]
Investment percentage																		49.00%	49.00%	49.00%
Fixed and lump-sum amount (in Euro) | €										€ 10,000,000
Clal Warrant Covers [Member]
Investee Companies and Other Investments [Line Items]
Number of ordinary shares covered by warrants (in Shares) | shares																		416,000	416,000	416,000
Clal Warrant [Member]
Investee Companies and Other Investments [Line Items]
Number of ordinary shares covered by warrants (in Shares) | shares																		2,232,000	2,232,000	2,232,000
Market price per share | € / shares																		€ 21.2
Second Loan [Member] | Top of range [member] | Fixed interest rate [member]
Investee Companies and Other Investments [Line Items]
Fixed annual interest rate																		6.00%										6.00%	6.00%
Second Loan [Member] | Ellomay Luzon Energy [Member] | Third EL Loan [Member]
Investee Companies and Other Investments [Line Items]
Loan amount																													₪ 70,000,000
Third EL Loan [Member]
Investee Companies and Other Investments [Line Items]
Shareholders loans | €																		€ 11,000,000
Third EL Loan [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Purchase of shares																				₪ 30,000,000
First Loan and Second Loan [Member]
Investee Companies and Other Investments [Line Items]
Shareholders loans | €																		90,000,000
Manara PSP Project Finance [Member]
Investee Companies and Other Investments [Line Items]
Financing income in connection with derivatives and warrants, net																		€ 385,000,000		₪ 1,443,000,000
Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds																	50.00%
Shares outstanding percentage															100.00%	100.00%
Dorad Energy Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of production increase																		2.60%			3.20%			3.00%	3.00%			2.60%	2.60%			3.20%	3.20%
Average production decrease percentage																											1.70%				2.20%				1.00%	1.40%	1.20%
Dorad [Member]
Investee Companies and Other Investments [Line Items]
Depreciation from fixed assets (in Dollars) | $																						$ 143.5
Percentage of shareholders convene transfer			70.00%
Percentage of Outstanding Shares Acquires				15.00%
Edelcom Ltd [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds				15.00%
Ellomay Pumped Storage [Member]
Investee Companies and Other Investments [Line Items]
Ownership percentage																		83.333%	83.333%	83.333%
Ampa Ltd [Member]
Investee Companies and Other Investments [Line Items]
Ownership percentage																		16.667%	16.667%	16.667%